Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000918571
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000007302 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 1,487,531,062
Holdings Count | Holding	746
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,487,531,062	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	746	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	11.3%
AA	4.7%
A	10.0%
BBB	24.3%
BB	4.2%
B	2.4%
U.S. Government	22.4%
Federal Agencies	18.4%
Not Rated	0.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007303 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,487,531,062
Holdings Count | Holding	746
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,487,531,062	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	746	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	11.3%
AA	4.7%
A	10.0%
BBB	24.3%
BB	4.2%
B	2.4%
U.S. Government	22.4%
Federal Agencies	18.4%
Not Rated	0.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007306 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 379,864,219
Holdings Count | Holding	106
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	379,864,219	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Global equity sectors
Technology	32.5%
Financial Services	13.8%
Capital Goods	12.7%
Consumer Cyclicals	11.2%
Communication Services	10.1%
Health Care	9.9%
Energy	5.4%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.7%
Apple, Inc.	4.1%
Mastercard, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.7%
Apple, Inc.	4.1%
Mastercard, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%

C000007307 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 379,864,219
Holdings Count | Holding	106
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	379,864,219	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Global equity sectors
Technology	32.5%
Financial Services	13.8%
Capital Goods	12.7%
Consumer Cyclicals	11.2%
Communication Services	10.1%
Health Care	9.9%
Energy	5.4%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.7%
Apple, Inc.	4.1%
Mastercard, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.6%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., "A"	4.7%
Apple, Inc.	4.1%
Mastercard, Inc., "A"	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., "A"	2.5%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%

C000007310 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 2,080,546,997
Holdings Count | Holding	910
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,080,546,997	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	910
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	61.0%
Fixed Income	37.7%
Money Market Funds	1.3%
Equity sectors
Financials	17.3%
Health Care	10.4%
Industrials	7.9%
Consumer Staples	5.0%
Information Technology	4.7%
Energy	3.9%
Communication Services	3.7%
Utilities	3.1%
Consumer Discretionary	2.6%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.8%
A	5.0%
BBB	7.3%
CCC	0.0%
U.S. Government	9.0%
Federal Agencies	9.8%
Not Rated	0.0%
Non-Fixed Income	61.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007311 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Net Assets	$ 2,080,546,997
Holdings Count | Holding	910
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,080,546,997	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	910
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	61.0%
Fixed Income	37.7%
Money Market Funds	1.3%
Equity sectors
Financials	17.3%
Health Care	10.4%
Industrials	7.9%
Consumer Staples	5.0%
Information Technology	4.7%
Energy	3.9%
Communication Services	3.7%
Utilities	3.1%
Consumer Discretionary	2.6%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.8%
A	5.0%
BBB	7.3%
CCC	0.0%
U.S. Government	9.0%
Federal Agencies	9.8%
Not Rated	0.0%
Non-Fixed Income	61.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007312 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 1,122,419,775
Holdings Count | Holding	39
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,122,419,775	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
NextEra Energy, Inc.	10.7%
Constellation Energy	8.1%
PG&E Corp.	5.3%
Vistra Corp.	5.1%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.6%
Sempra Energy	4.4%
Southern Co.	4.0%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.8%
Top five industries
Utilities - Electric Power	88.6%
Telecom - Infrastructure	4.0%
Natural Gas - Distribution	2.2%
Energy - Renewables	2.0%
Utilities - Water	1.9%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.7%
Constellation Energy	8.1%
PG&E Corp.	5.3%
Vistra Corp.	5.1%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.6%
Sempra Energy	4.4%
Southern Co.	4.0%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.8%

C000007313 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 1,122,419,775
Holdings Count | Holding	39
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,122,419,775	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	39
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Top ten holdings
NextEra Energy, Inc.	10.7%
Constellation Energy	8.1%
PG&E Corp.	5.3%
Vistra Corp.	5.1%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.6%
Sempra Energy	4.4%
Southern Co.	4.0%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.8%
Top five industries
Utilities - Electric Power	88.6%
Telecom - Infrastructure	4.0%
Natural Gas - Distribution	2.2%
Energy - Renewables	2.0%
Utilities - Water	1.9%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	10.7%
Constellation Energy	8.1%
PG&E Corp.	5.3%
Vistra Corp.	5.1%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.6%
Sempra Energy	4.4%
Southern Co.	4.0%
Dominion Energy, Inc.	3.8%
American Electric Power Co., Inc.	3.8%

C000007314 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 2,567,046,565
Holdings Count | Holding	71
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,567,046,565	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	31.3%
Industrials	17.2%
Health Care	14.4%
Utilities	9.1%
Information Technology	8.2%
Consumer Staples	6.3%
Energy	5.7%
Consumer Discretionary	3.1%
Real Estate	1.9%
Materials	1.8%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	4.1%
Cigna Group	3.3%
McKesson Corp.	3.1%
RTX Corp.	2.5%
Boeing Co.	2.4%
American Express Co.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Morgan Stanley	2.1%
Duke Energy Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	4.1%
Cigna Group	3.3%
McKesson Corp.	3.1%
RTX Corp.	2.5%
Boeing Co.	2.4%
American Express Co.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Morgan Stanley	2.1%
Duke Energy Corp.	2.0%

C000007315 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 2,567,046,565
Holdings Count | Holding	71
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,567,046,565	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	31.3%
Industrials	17.2%
Health Care	14.4%
Utilities	9.1%
Information Technology	8.2%
Consumer Staples	6.3%
Energy	5.7%
Consumer Discretionary	3.1%
Real Estate	1.9%
Materials	1.8%
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	4.1%
Cigna Group	3.3%
McKesson Corp.	3.1%
RTX Corp.	2.5%
Boeing Co.	2.4%
American Express Co.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Morgan Stanley	2.1%
Duke Energy Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.7%
Progressive Corp.	4.1%
Cigna Group	3.3%
McKesson Corp.	3.1%
RTX Corp.	2.5%
Boeing Co.	2.4%
American Express Co.	2.4%
Marsh & McLennan Cos., Inc.	2.3%
Morgan Stanley	2.1%
Duke Energy Corp.	2.0%

C000007316 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 2,234,002,792
Holdings Count | Holding	71
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,234,002,792	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	38.6%
Communication Services	17.3%
Financials	11.2%
Consumer Discretionary	10.5%
Industrials	9.0%
Health Care	6.5%
Materials	2.0%
Consumer Staples	1.8%
Energy	1.0%
Utilities	0.9%
Real Estate	0.8%
Top ten holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	7.7%
Meta Platforms, Inc., "A"	7.5%
Apple, Inc.	4.4%
Alphabet, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	3.1%
Spotify Technology S.A.	2.0%
Amphenol Corp., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	7.7%
Meta Platforms, Inc., "A"	7.5%
Apple, Inc.	4.4%
Alphabet, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	3.1%
Spotify Technology S.A.	2.0%
Amphenol Corp., "A"	1.9%

C000007317 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 2,234,002,792
Holdings Count | Holding	71
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	2,234,002,792	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	38.6%
Communication Services	17.3%
Financials	11.2%
Consumer Discretionary	10.5%
Industrials	9.0%
Health Care	6.5%
Materials	2.0%
Consumer Staples	1.8%
Energy	1.0%
Utilities	0.9%
Real Estate	0.8%
Top ten holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	7.7%
Meta Platforms, Inc., "A"	7.5%
Apple, Inc.	4.4%
Alphabet, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	3.1%
Spotify Technology S.A.	2.0%
Amphenol Corp., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	12.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	7.7%
Meta Platforms, Inc., "A"	7.5%
Apple, Inc.	4.4%
Alphabet, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.6%
Netflix, Inc.	3.1%
Spotify Technology S.A.	2.0%
Amphenol Corp., "A"	1.9%

C000007318 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Net Assets	$ 48,017,720
Holdings Count | Holding	86
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	48,017,720	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Visa, Inc., "A"	3.4%
Microsoft Corp.	3.3%
Charles Schwab Corp.	2.6%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Honeywell International, Inc.	2.1%
Becton, Dickinson and Co.	2.0%
Amadeus IT Group S.A.	1.9%
Issuer country weightings
United States	52.9%
France	10.7%
United Kingdom	9.3%
Switzerland	7.0%
Spain	4.0%
Germany	3.2%
Canada	2.9%
Netherlands	2.1%
Japan	1.4%
Other Countries	6.5%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.4%
Microsoft Corp.	3.3%
Charles Schwab Corp.	2.6%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Honeywell International, Inc.	2.1%
Becton, Dickinson and Co.	2.0%
Amadeus IT Group S.A.	1.9%

C000007319 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.17%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Net Assets	$ 48,017,720
Holdings Count | Holding	86
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	48,017,720	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Top ten holdings
Visa, Inc., "A"	3.4%
Microsoft Corp.	3.3%
Charles Schwab Corp.	2.6%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Honeywell International, Inc.	2.1%
Becton, Dickinson and Co.	2.0%
Amadeus IT Group S.A.	1.9%
Issuer country weightings
United States	52.9%
France	10.7%
United Kingdom	9.3%
Switzerland	7.0%
Spain	4.0%
Germany	3.2%
Canada	2.9%
Netherlands	2.1%
Japan	1.4%
Other Countries	6.5%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.4%
Microsoft Corp.	3.3%
Charles Schwab Corp.	2.6%
Schneider Electric SE	2.5%
Medtronic PLC	2.4%
Willis Towers Watson PLC	2.3%
Alphabet, Inc., "A"	2.3%
Honeywell International, Inc.	2.1%
Becton, Dickinson and Co.	2.0%
Amadeus IT Group S.A.	1.9%

C000007324 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 297,293,121
Holdings Count | Holding	66
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	297,293,121	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	29.2%
Financials	18.1%
Industrials	11.4%
Health Care	11.0%
Consumer Discretionary	8.1%
Communication Services	7.9%
Consumer Staples	5.6%
Utilities	3.1%
Energy	2.6%
Real Estate	1.5%
Materials	1.1%
Top ten holdings
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., "A"	4.1%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., "A"	4.1%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., "A"	2.0%

C000007325 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 297,293,121
Holdings Count | Holding	66
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	297,293,121	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	29.2%
Financials	18.1%
Industrials	11.4%
Health Care	11.0%
Consumer Discretionary	8.1%
Communication Services	7.9%
Consumer Staples	5.6%
Utilities	3.1%
Energy	2.6%
Real Estate	1.5%
Materials	1.1%
Top ten holdings
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., "A"	4.1%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., "A"	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., "A"	4.1%
Alphabet, Inc., "A"	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., "A"	2.0%

C000007326 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 370,118,058
Holdings Count | Holding	99
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	370,118,058	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Industrials	20.3%
Information Technology	18.5%
Financials	13.4%
Communication Services	12.2%
Consumer Discretionary	12.0%
Health Care	11.0%
Energy	4.1%
Real Estate	2.6%
Utilities	2.2%
Consumer Staples	1.8%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.7%
Spotify Technology S.A.	3.3%
Take-Two Interactive Software, Inc.	3.2%
Guidewire Software, Inc.	3.1%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.2%
Verisk Analytics, Inc., "A"	2.2%
LPL Financial Holdings, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
Roblox Corp., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.7%
Spotify Technology S.A.	3.3%
Take-Two Interactive Software, Inc.	3.2%
Guidewire Software, Inc.	3.1%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.2%
Verisk Analytics, Inc., "A"	2.2%
LPL Financial Holdings, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
Roblox Corp., "A"	2.1%

C000007327 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 370,118,058
Holdings Count | Holding	99
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	370,118,058	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Industrials	20.3%
Information Technology	18.5%
Financials	13.4%
Communication Services	12.2%
Consumer Discretionary	12.0%
Health Care	11.0%
Energy	4.1%
Real Estate	2.6%
Utilities	2.2%
Consumer Staples	1.8%
Materials	1.4%
Top ten holdings
Howmet Aerospace, Inc.	4.7%
Spotify Technology S.A.	3.3%
Take-Two Interactive Software, Inc.	3.2%
Guidewire Software, Inc.	3.1%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.2%
Verisk Analytics, Inc., "A"	2.2%
LPL Financial Holdings, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
Roblox Corp., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	4.7%
Spotify Technology S.A.	3.3%
Take-Two Interactive Software, Inc.	3.2%
Guidewire Software, Inc.	3.1%
Axon Enterprise, Inc.	2.6%
Vistra Corp.	2.2%
Verisk Analytics, Inc., "A"	2.2%
LPL Financial Holdings, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
Roblox Corp., "A"	2.1%

C000007329 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 716,592,844
Holdings Count | Holding	115
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	716,592,844	Portfolio Turnover Rate (%):	42
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.2%
Industrials	20.4%
Information Technology	18.5%
Consumer Discretionary	10.7%
Financials	6.4%
Consumer Staples	3.8%
Energy	3.3%
Real Estate	3.0%
Materials	2.8%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.1%
Genius Sports Ltd.	1.8%
Crane Co.	1.7%
StepStone Group, Inc.	1.7%
U.S. Foods Holding Corp.	1.6%
Globus Medical, Inc.	1.6%
Knife River Corp.	1.5%
Advanced Energy Industries, Inc.	1.5%
QIAGEN N.V.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.1%
Genius Sports Ltd.	1.8%
Crane Co.	1.7%
StepStone Group, Inc.	1.7%
U.S. Foods Holding Corp.	1.6%
Globus Medical, Inc.	1.6%
Knife River Corp.	1.5%
Advanced Energy Industries, Inc.	1.5%
QIAGEN N.V.	1.5%

C000007330 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 716,592,844
Holdings Count | Holding	115
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	716,592,844	Portfolio Turnover Rate (%):	42
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.2%
Industrials	20.4%
Information Technology	18.5%
Consumer Discretionary	10.7%
Financials	6.4%
Consumer Staples	3.8%
Energy	3.3%
Real Estate	3.0%
Materials	2.8%
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.1%
Genius Sports Ltd.	1.8%
Crane Co.	1.7%
StepStone Group, Inc.	1.7%
U.S. Foods Holding Corp.	1.6%
Globus Medical, Inc.	1.6%
Knife River Corp.	1.5%
Advanced Energy Industries, Inc.	1.5%
QIAGEN N.V.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Flowserve Corp.	2.1%
nVent Electric PLC	2.1%
Genius Sports Ltd.	1.8%
Crane Co.	1.7%
StepStone Group, Inc.	1.7%
U.S. Foods Holding Corp.	1.6%
Globus Medical, Inc.	1.6%
Knife River Corp.	1.5%
Advanced Energy Industries, Inc.	1.5%
QIAGEN N.V.	1.5%